Condensed Shinhan Financial Group (Parent Company only) Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed financial information of parent company only disclosure [Abstract]
Condensed Shinhan Financial Group (Parent Company only) Financial Statements
50.	Condensed Shinhan Financial Group (Parent Company only) Financial Statements

STATEMENTS OF FINANCIAL POSITION

	December 31, 2016		December 31, 2017
Assets
Deposits with banking subsidiary	~~W~~	42	3
Receivables from subsidiaries:
Non-banking subsidiaries		934,664	1,234,527
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,752,799	13,752,799
Non-banking subsidiaries		11,950,360	11,980,360
Trading asset		195,026	255,086
Property, equipment and intangible assets, net		6,536	7,180
Other assets
Banking subsidiaries		167,781	224,688
Non-banking subsidiaries		159,851	179,258
Other		28,548	5,882

Total assets		27,195,607	27,639,783

Liabilities and equity
Borrowings		5,000	5,000
Debt securities issued		6,583,308	7,003,622
Accrued expenses & other liabilities		389,438	439,083

Total liabilities		6,977,746	7,447,705

Equity		20,217,861	20,192,078

Total liabilities and equity	~~W~~	27,195,607	27,639,783

CONDENSED STATEMENTS OF INCOME

	2015		2016	2017
Income
Dividends from banking subsidiaries	~~W~~	451,524	651,524	481,524
Dividends from non-banking subsidiaries		611,823	994,615	448,588
Interest income from banking subsidiaries		2,429	2,187	228
Interest income from non-banking subsidiaries		56,443	35,005	27,111
Other income		80,122	57,011	51,953

Total income		1,202,341	1,740,342	1,009,404

Expenses
Interest expense		(241,312)	(197,519)	(179,330)
Other expense		(69,255)	(72,157)	(74,733)

Total expenses		(310,567)	(269,676)	(254,063)

Profit before income tax expense		891,774	1,470,666	755,341

Income tax expense (benefit)		(1,267)	416	614

Profit for the year	~~W~~	893,041	1,470,250	754,727

CONDENSED STATEMENTS OF CASH FLOWS

	2015		2016	2017
Cash flows from operating activities
Profit before income taxes	~~W~~	891,774	1,470,666	755,341
Non-cash items included in profit before tax		(876,454)	(1,480,864)	(774,385)
Changes in operating assets and liabilities		(456,937)	320,716	(66,339)
Net interest paid		(182,277)	(158,620)	(149,642)
Dividend received from subsidiaries		1,063,347	1,646,139	930,112
Income tax refunds		—	—	100

Net cash provided by operating activities		439,453	1,798,037	695,187

Cash flows from investing activities
Loan collection (origination) to non-banking subsidiaries		102,500	300,000	(300,000)
Acquisition of subsidiary		—	(500,000)	(30,000)
Other, net		(205)	(1,308)	(715)

Net cash provided by (used in) investing activities		102,295	(201,308)	(330,715)

Cash flows from financing activities
Issuance of hybrid bonds		199,455	—	224,466
Redemption of hybrid bonds		—	(240,000)	(300,000)
Redemption of preferred stock		—	(1,125,906)	—
Net changes in borrowings		(2,500)	—	—
Issuance of debt securities issued		1,497,553	1,597,413	1,497,588
Repayments of securities issued		(1,310,000)	(1,660,000)	(1,080,000)
Dividend paid		(546,160)	(669,103)	(706,565)

Net cash used in financing activities		(161,652)	(2,097,596)	(364,511)

Net increase (decrease) in cash and cash equivalents		380,096	(500,867)	(39)
Cash and cash equivalents at beginning of year		120,810	500,906	39

Cash and cash equivalents at end of year	~~W~~	500,906	39	—